Nonoperating Income (Expense) (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 31, 2016	Mar. 31, 2017	Sep. 30, 2016	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income and Expenses [Abstract]
Proceeds from sales of marketable equity securities		$ 0.0		$ 264.8	$ 264.8	$ 43.0	$ 167.1
Gain on sale of marketable equity securities				223.0	223.0	12.0	123.0
Marketable securities, after tax realized gain				$ 140.0	$ 140.0	$ 8.0	$ 77.0
Marketable securities, after-tax gain, per diluted share				$ 0.20	$ 0.20	$ 0.01	$ 0.11
Payments of debt extinguishment costs	$ 188.0		$ 188.0		$ 188.1	$ 0.0	$ 0.0
Loss on early extinguishment of borrowings			178.8		$ 178.8	$ 0.0	$ 0.0
Extinguishment of debt, gain (loss), net of tax			$ (112.0)
Extinguishment of borrowings, (loss), per share, new of tax			$ 0.16